Significant accounting policies - Disclosure of closing and average exchange rates for the most significant foreign currencies (Details)	12 Months Ended
	Dec. 31, 2017 reporting_entit	Dec. 31, 2016	Dec. 31, 2015
Switzerland
Disclosure of geographical areas [line items]
Reporting entities	3
United States
Disclosure of geographical areas [line items]
Reporting entities	1
Europe
Disclosure of geographical areas [line items]
Reporting entities	1
Swiss Franc | Switzerland
Disclosure of geographical areas [line items]
Closing rate	1.0000	1.0000	1.0000
Average exchange rate	1.0000	1.0000	1.0000
Dollar | United States
Disclosure of geographical areas [line items]
Closing rate	0.9725	1.0196	1.0014
Average exchange rate	0.9849	0.9855	0.9613
Europe | Europe
Disclosure of geographical areas [line items]
Closing rate	1.1713	1.0723	1.0875
Average exchange rate	1.1116	1.0901	1.0659